Average Annual Total Returns - Transamerica Large Core	R4 1 Year	R4 5 Years	R4 10 Years	R4 Since Inception	R4 Inception Date	R4 Return After Taxes on Distributions 1 Year	R4 Return After Taxes on Distributions 5 Years	R4 Return After Taxes on Distributions 10 Years	R4 Return After Taxes on Distributions Since Inception	R4 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R4 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	R4 Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R4 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	R 1 Year	R 5 Years	R 10 Years	R Since Inception	R Inception Date	I3 1 Year	I3 5 Years	I3 10 Years	I3 Since Inception	I3 Inception Date	S&P 500® (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® (reflects no deduction for fees, expenses or taxes) Since Inception
Total	15.33%	12.52%	13.01%		Sep. 11, 2000	12.93%	10.38%	11.69%		10.68%	9.42%	10.45%		15.13%			12.69%	Mar. 10, 2017	15.65%			13.24%	Mar. 10, 2017	18.40%	15.22%	13.88%	15.10%